Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2019	2018	2017	(a)

Current taxes	(1,892)	(1,212)	(2,631)
Deferred taxes	1,753	731	909
Total	(139)	(481)	(1,722)
Income before tax and investments accounted for using the equity method	2,822	4,405	5,531
(a)
The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations) (see Note D.2.).

Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate
The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	2019	2018	2017	(a)
Standard tax rate applicable in France	34.4	34.4	34.4
Difference between the standard French tax rate and the rates applicable to Sanofi(b)	(22.9)	(17.4)	(12.4)
Contribution on distributed income (3%) and associated changes(c)	—	—	(8.2)
Revisions to tax exposures and settlements of tax disputes	4.8	(1.4)	2.2
Impact of US tax reform(d)	—	(4.3)	21.6
Impacts of past acquisitions and divestitures	(6.2)	—	0.6
Fair value remeasurement of contingent considerations(e)	(2.6)	0.2	1.1
Other items(f)	(2.6)	(0.6)	(8.2)
Effective tax rate	4.9	10.9	31.1

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations) (see Note D.2.).

(b)
The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.

(c)	For 2017, this line includes the consequences of the French Constitutional Council ruling of October 6, 2017 on the additional 3% contribution on dividends paid out in cash.

(d)
For 2018, this line reflects an adjustment of €188 million to the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations. For 2017, this line reflects the effects of an expense of €1,193 million for the consequences of US tax reform, comprising the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations payable over 8 years (€1,084 million) and a further expense of €109 million representing (i) the remeasurement of deferred taxes following the reduction in the corporate income tax rate and (ii) an adjustment to deferred taxes on the fair value of the reserves of Sanofi subsidiaries.

(e)	This line includes the impacts related to the MSD contingent consideration and to the CVRs issued in connection with the acquisition of Genzyme.

(f)
For 2019, “Other items” includes the impacts of current tax and deferred tax adjustments related to the 2018 financial year. In determining the amount of the deferred tax liability for 2019, 2018 and 2017, Sanofi took into account changes in the ownership structure of certain subsidiaries. For 2018, "Other items" includes the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries. For 2017, the “Other items” line includes the impact of changes to tax rates in France, Belgium and the Netherlands.